Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Schedule of property and equipment

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Cost:
Office equipment	2,805	2,220	5,025	2,236
Leasehold improvements	1,512	1,013	2,525	1,013
Furniture and fixtures	328	564	892	564
Total cost	4,645	3,797	8,442	3,813
Less: Accumulated depreciation	(3,725)	(3,364)	(7,089)	(3,368)
Less: Accumulated impairment losses	(930)	(423)	(1,353)	(423)
Exchange differences	10	(10)	—	(9)
Property and equipment, net	—	—	—	13

Schedule of depreciation expense recognized

	For the years ended December 31,
	2022			2023	2024
	Discontinued	Continuing		Continuing	Continuing
	operations	operations	Total	operations	operations
Cost of revenues	10	1	11	—	—
Research and development expenses	188	32	220	—	—
Sales and marketing expenses	32	187	219	125	4
General and administrative expenses	293	99	392	12	—
Total	523	319	842	137	4